Equity Method Investments - Summary of Share of Post-Tax Earnings in its YPL Investment (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of associates [line items]
Loss from forward contract	$ (3)	$ (66)	$ (2)	$ (135)
YPL (formerly RHL) [member]
Disclosure of associates [line items]
(Decrease) increase in LSEG share price	(36)	220	(86)	692
Foreign exchange gains (losses) on LSEG shares	3	113	(3)	278
Dividend income	6	45	6	45
Loss from forward contract	0	0	0	(77)
Gain from call options	0	0	22	0
Historical excluded equity adjustment	95	43	129	57
YPL - Share of post-tax earnings in equity method investments	$ 68	$ 421	$ 68	$ 995